Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 30, 2019
Registrant Name	BNY MELLON NEW YORK AMT-FREE MUNICIPAL BOND FUND
Entity Central Index Key	0000797920
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 30, 2019
Document Effective Date	Aug. 30, 2019
Prospectus Date	Mar. 29, 2019
BNY Mellon New York AMT-Free Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	PSNYX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	PNYCX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class I
Prospectus:
Trading Symbol	DNYIX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DNYYX